UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chigao, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Aerospace & Defense — 1.3%
188,700	Northrop Grumman Corp.	$14,267,607
196,300	Raytheon Co.	10,914,280

		25,181,887

Auto Components — 0.1%
10,600	ArvinMeritor, Inc.	221,328
62,700	TRW Automotive Holdings Corp.*	2,544,366

		2,765,694

Beverages — 0.8%
159,100	Molson Coors Brewing Co. Class B	14,568,787

Biotechnology — 1.2%
100,300	Genzyme Corp.*	6,471,356
141,500	Gilead Sciences, Inc.*	11,711,955
376,900	Millennium Pharmaceuticals, Inc.*	4,096,903

		22,280,214

Capital Markets — 3.1%
434,000	Ameriprise Financial, Inc.	27,276,900
108,000	Janus Capital Group, Inc.	2,989,440
136,300	Merrill Lynch & Co., Inc.	12,639,099
175,200	Morgan Stanley	14,899,008
19,600	The Bank of New York Co., Inc.	794,976

		58,599,423

Chemicals — 1.5%
89,000	Albemarle Corp.	3,616,960
186,700	Ashland, Inc.	11,261,744
93,300	Celanese Corp.	3,395,187
10,400	International Flavors & Fragrances, Inc.	533,832
122,800	Lyondell Chemical Co.	4,564,476
16,000	Monsanto Co.	985,600
31,700	Sensient Technologies Corp.	825,468
52,100	The Dow Chemical Co.	2,364,298
12,900	The Lubrizol Corp.	847,788

		28,395,353

Commercial Banks — 5.6%
127,000	BB&T Corp.	5,347,970
17,700	Comerica, Inc.	1,112,091
65,900	East West Bancorp, Inc.	2,671,586
91,600	Regions Financial Corp.	3,267,372
423,600	SunTrust Banks, Inc.	37,823,244
278,700	U.S. Bancorp	9,637,446
1,313,400	Wells Fargo & Co.	47,400,606

		107,260,315

Commercial Services & Supplies — 0.8%
170,100	Manpower, Inc.	15,649,200

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 0.5%
39,300	Andrew Corp.*	$519,939
335,600	Cisco Systems, Inc.*	9,034,352
24,200	Polycom, Inc.*	767,624

		10,321,915

Computers & Peripherals — 0.2%
8,200	Apple, Inc.*	996,792
36,400	Lexmark International, Inc.*	1,890,252

		2,887,044

Consumer Finance — 0.4%
258,800	AmeriCredit Corp.*(a)	6,871,140

Diversified Consumer Services — 0.4%
53,300	ITT Educational Services, Inc.*	6,033,027
3,100	Service Corp. International	43,338
10,600	Sotheby’s	503,182

		6,579,547

Diversified Financial Services — 10.6%
1,033,648	Bank of America Corp.	52,416,290
10,900	CIT Group, Inc.	653,237
1,253,400	Citigroup, Inc.	68,297,766
1,426,800	JPMorgan Chase & Co.	73,951,044
92,000	Moody’s Corp.	6,407,800

		201,726,137

Diversified Telecommunication Services — 5.1%
1,272,335	AT&T, Inc.	52,598,329
287,500	CenturyTel, Inc.	14,208,250
685,200	Verizon Communications, Inc.	29,826,756

		96,633,335

Electric Utilities — 2.9%
300,900	Duke Energy Corp.	5,879,586
141,100	Entergy Corp.	15,930,190
129,200	FirstEnergy Corp.	8,944,516
142,100	Northeast Utilities	4,321,261
757,793	Reliant Energy, Inc.*(a)	19,414,657

		54,490,210

Electronic Equipment & Instruments — 0.3%
74,700	Avnet, Inc.*	3,200,148
35,100	Ingram Micro, Inc.*	727,272
10,100	Mettler-Toledo International, Inc.*	992,830
2,100	Waters Corp.*	126,630

		5,046,880

Energy Equipment & Services — 0.1%
26,400	SEACOR Holdings, Inc.*(a)	2,441,736

Food & Staples Retailing — 1.1%
320,900	Safeway, Inc.	11,064,632

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
321,600	The Kroger Co.	$9,750,912

		20,815,544

Food Products — 1.2%
31,800	Dean Foods Co.	1,041,768
18,100	Kraft Foods, Inc.	612,504
34,000	The J. M. Smucker Co.	1,961,800
845,592	Tyson Foods, Inc.	18,848,246

		22,464,318

Gas Utilities — 0.2%
84,100	ONEOK, Inc.	4,549,810

Health Care Equipment & Supplies — 0.1%
25,800	Zimmer Holdings, Inc.*	2,271,948

Health Care Providers & Services — 2.0%
376,300	AmerisourceBergen Corp.	19,274,086
46,800	Apria Healthcare Group, Inc.*	1,355,328
93,200	CIGNA Corp.	15,623,116
12,900	Humana, Inc.*	800,445
3,800	Medco Health Solutions, Inc.*	295,488
15,100	WellCare Health Plans, Inc.*	1,389,804

		38,738,267

Hotels, Restaurants & Leisure — 1.0%
409,200	Marriott International, Inc.	18,843,660
15,500	McDonald’s Corp.	783,525

		19,627,185

Household Durables — 0.1%
60,400	American Greetings Corp.	1,583,084
11,300	Mohawk Industries, Inc.*	1,153,278

		2,736,362

Household Products — 1.9%
153,700	Energizer Holdings, Inc.*	15,225,522
315,600	Procter & Gamble Co.	20,056,380

		35,281,902

Independent Power Producers & Energy Traders — 0.4%
53,700	Constellation Energy Group, Inc.	4,928,049
21,500	NRG Energy, Inc.*	1,889,635

		6,817,684

Industrial Conglomerates — 1.9%
656,500	General Electric Co.	24,671,270
351,000	Tyco International Ltd.	11,709,360

		36,380,630

Shares	Description	Value
Common Stocks — (continued)
Insurance — 7.5%
8,405	Alleghany Corp.*	$3,143,470
236,200	AMBAC Financial Group, Inc.	21,165,882
60,600	American International Group, Inc.	4,383,804
187,400	CNA Financial Corp.(a)	9,523,668
653,300	Genworth Financial, Inc.	23,584,130
63,000	Lincoln National Corp.	4,567,500
691,500	Loews Corp.	35,287,245
212,848	MBIA, Inc.	14,165,034
93,200	MetLife, Inc.	6,337,600
149,900	Nationwide Financial Services, Inc.(a)	9,280,309
34,800	Reinsurance Group of America, Inc.	2,179,176
40,100	SAFECO Corp.	2,516,275
36,700	The Travelers Cos., Inc.	1,988,039
65,800	XL Capital Ltd.	5,366,648

		143,488,780

Internet & Catalog Retail — 0.6%
250,299	Expedia, Inc.*	6,014,685
175,200	IAC/InterActiveCorp.*	6,061,920

		12,076,605

IT Services — 1.4%
598,100	Accenture Ltd.	24,486,214
39,249	Computer Sciences Corp.*	2,174,394

		26,660,608

Leisure Equipment & Products — 0.3%
187,400	Hasbro, Inc.	6,024,910

Machinery — 1.7%
162,700	AGCO Corp.*	7,041,656
66,400	Cummins, Inc.	6,256,872
6,000	Deere & Co.	722,820
127,800	PACCAR, Inc.	11,147,994
65,400	SPX Corp.	5,746,698
5,300	Terex Corp.*	449,281

		31,365,321

Media — 5.6%
78,400	Belo Corp.	1,742,832
1,058,477	CBS Corp. Class B	35,204,945
20,400	Liberty Media Corp. — Capital*	2,303,160
24,538	Marvel Entertainment, Inc.*(a)	677,494
57,600	Scholastic Corp.*	1,829,952
432,100	The DIRECTV Group, Inc.*	10,093,856
97,100	The McGraw-Hill Companies, Inc.	6,827,101
2,238,200	Time Warner, Inc.	47,830,334

		106,509,674

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 0.6%
100,800	Nucor Corp.	$6,808,032
39,200	United States Steel Corp.	4,435,872

		11,243,904

Multi-Utilities — 1.7%
99,200	NiSource, Inc.	2,203,232
629,000	PG&E Corp.	30,984,540
300	Public Service Enterprise Group, Inc.	26,682

		33,214,454

Oil, Gas & Consumable Fuels — 14.6%
694,133	Chevron Corp.	56,564,898
19,700	ConocoPhillips	1,525,371
472,250	Devon Energy Corp.	36,259,355
1,683,461	Exxon Mobil Corp.	140,013,451
142,900	Holly Corp.	10,015,861
10,600	Marathon Oil Corp.	1,312,386
43,500	Noble Energy, Inc.	2,753,115
76,601	Overseas Shipholding Group, Inc.	6,093,610
108,800	Plains Exploration & Production Co.*	5,757,696
14,300	Pogo Producing Co.	773,201
222,600	Tesoro Corp.	13,774,488
32,900	Valero Energy Corp.	2,454,998

		277,298,430

Paper & Forest Products — 0.6%
651,700	Domtar Corp.*	7,103,530
54,200	Weyerhaeuser Co.	4,442,232

		11,545,762

Personal Products — 0.1%
36,200	The Estee Lauder Companies, Inc.	1,712,260

Pharmaceuticals — 4.8%
116,800	Forest Laboratories, Inc.*	5,922,928
254,400	Merck & Co., Inc.	13,343,280
2,360,100	Pfizer, Inc.	64,879,149
192,700	Schering-Plough Corp.	6,308,998
48,400	Watson Pharmaceuticals, Inc.*	1,493,624

		91,947,979

Real Estate Investment Trusts (REITs) — 3.0%
150,700	Boston Properties, Inc.	17,432,976
140,700	Health Care Property Investors, Inc.	4,596,669
451,100	HRPT Properties Trust	5,178,628
276,100	iStar Financial, Inc.	13,261,083
168,900	ProLogis	10,921,074
30,800	Simon Property Group, Inc.	3,325,784
6,600	SL Green Realty Corp.	924,528

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts (REITs) — (continued)
21,600	Weingarten Realty Investors	$1,007,856

		56,648,598

Real Estate Management & Development — 0.1%
16,700	CB Richard Ellis Group, Inc.*	621,574
7,600	Jones Lang LaSalle, Inc.	886,920

		1,508,494

Road & Rail — 0.7%
184,900	Avis Budget Group, Inc.*	5,593,225
4,500	Ryder System, Inc.	242,640
60,100	Union Pacific Corp.	7,252,868

		13,088,733

Semiconductors & Semiconductor Equipment — 0.2%
184,200	Atmel Corp.*	1,029,678
19,200	Intersil Corp.	577,920
45,500	Texas Instruments, Inc.	1,608,880

		3,216,478

Software — 2.0%
245,500	Microsoft Corp.	7,529,485
1,293,300	Symantec Corp.*	25,853,067
165,700	Synopsys, Inc.*	4,394,364

		37,776,916

Specialty Retail — 1.2%
28,600	American Eagle Outfitters, Inc.	772,200
389,200	AutoNation, Inc.*	8,609,104
15,300	Payless ShoeSource, Inc.*	546,516
375,700	RadioShack Corp.	12,826,398

		22,754,218

Thrifts & Mortgage Finance — 1.9%
149,667	Countrywide Financial Corp.(a)	5,828,033
97,700	Hudson City Bancorp, Inc.	1,288,663
360,597	People’s United Financial, Inc.	7,280,453
17,495	Radian Group, Inc.	1,082,941
275,600	The PMI Group, Inc.(a)	13,625,664
179,800	Washington Mutual, Inc.	7,860,856

		36,966,610

Tobacco — 2.7%
294,300	Altria Group, Inc.	20,924,730
66,400	Universal Corp.	4,221,048
491,600	UST, Inc.(a)	26,246,524

		51,392,302

Wireless Telecommunication Services — 1.7%
86,600	ALLTEL Corp.	5,933,832

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services — (continued)
504,900	Sprint Nextel Corp.	$11,536,965
178,100	Telephone & Data Systems, Inc.	11,024,390
57,700	United States Cellular Corp.*	4,579,649

		33,074,836

TOTAL COMMON STOCKS		$1,860,898,339

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.7%
Joint Repurchase Agreement Account II
$32,200,000	5.314%	06/01/07	$32,200,000
Maturity Value: $32,204,753

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,893,098,339

Shares	Interest Rate		Value
Securities Lending Collateral — 1.9%
Boston Global Investment Trust — Enhanced Portfolio
35,771,300	5.273%		$35,771,300

TOTAL INVESTMENTS — 101.4%			$1,928,869,639

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%			(26,104,481)

NET ASSETS — 100.0%			$1,902,765,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007, (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	483	June 2007	$37,019,535	$261,714

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,692,944,533

Gross unrealized gain	243,787,280
Gross unrealized loss	(7,862,174)

Net unrealized security gain	$235,925,106

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.3%
Aerospace & Defense — 3.4%
281,800	Lockheed Martin Corp.	$27,644,580
188,000	Northrop Grumman Corp.	14,214,680
354,100	Raytheon Co.	19,687,960
9,900	The Boeing Co.	995,841

		62,543,061

Auto Components — 0.1%
23,400	TRW Automotive Holdings Corp.*	949,572

Beverages — 1.7%
46,400	Molson Coors Brewing Co. Class B	4,248,848
509,800	The Coca-Cola Co.	27,014,302

		31,263,150

Biotechnology — 2.2%
119,755	Amgen, Inc.*	6,745,799
37,700	Genzyme Corp.*	2,432,404
341,800	Gilead Sciences, Inc.*(a)	28,290,786
207,800	Millennium Pharmaceuticals, Inc.*	2,258,786

		39,727,775

Capital Markets — 2.9%
46,700	Ameriprise Financial, Inc.	2,935,095
25,400	Janus Capital Group, Inc.	703,072
426,399	Merrill Lynch & Co., Inc.(a)	39,539,979
103,700	Morgan Stanley	8,818,648
21,200	SEI Investments Co.	1,308,676

		53,305,470

Chemicals — 0.9%
77,165	Ashland, Inc.	4,654,593
185,652	Monsanto Co.	11,436,163

		16,090,756

Commercial Banks — 3.6%
66,000	Regions Financial Corp.	2,354,220
228,600	SunTrust Banks, Inc.	20,411,694
356,575	U.S. Bancorp	12,330,363
22,700	Wachovia Corp.	1,230,113
810,963	Wells Fargo & Co.	29,267,655

		65,594,045

Commercial Services & Supplies — 1.1%
212,684	Manpower, Inc.	19,566,928
8,200	The Dun & Bradstreet Corp.	821,066

		20,387,994

Communications Equipment — 2.9%
45,600	Andrew Corp.*	603,288
1,851,248	Cisco Systems, Inc.*	49,835,596
54,000	Polycom, Inc.*	1,712,880

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
100,200	UTStarcom, Inc.*(a)	$722,442

		52,874,206

Computers & Peripherals — 4.0%
184,200	Apple, Inc.*	22,391,352
521,700	EMC Corp.*	8,811,513
563,000	Hewlett-Packard Co.	25,734,730
322,800	Lexmark International, Inc.*(a)	16,763,004

		73,700,599

Consumer Finance — 0.3%
159,600	AmeriCredit Corp.*	4,237,380
14,900	SLM Corp.	837,529

		5,074,909

Diversified Consumer Services — 0.2%
32,700	ITT Educational Services, Inc.*	3,701,313

Diversified Financial Services — 6.7%
829,649	Bank of America Corp.	42,071,501
309,670	Citigroup, Inc.	16,873,918
1,024,312	JPMorgan Chase & Co.	53,090,091
160,600	Moody’s Corp.	11,185,790

		123,221,300

Diversified Telecommunication Services — 3.0%
647,915	AT&T, Inc.	26,784,806
193,600	CenturyTel, Inc.	9,567,712
416,300	Verizon Communications, Inc.(a)	18,121,539

		54,474,057

Electric Utilities — 0.7%
42,300	Duke Energy Corp.	826,542
52,500	Entergy Corp.	5,927,250
234,700	Reliant Energy, Inc.*	6,013,014

		12,766,806

Electronic Equipment & Instruments — 0.3%
80,100	Avnet, Inc.*	3,431,484
89,000	Ingram Micro, Inc.*	1,844,080

		5,275,564

Energy Equipment & Services — 0.4%
33,700	National-Oilwell Varco, Inc.*	3,182,965
29,300	SEACOR Holdings, Inc.*(a)	2,709,957
24,400	Tidewater, Inc.	1,610,400

		7,503,322

Food & Staples Retailing — 2.0%
86,288	CVS Caremark Corp.	3,325,540
649,700	Safeway, Inc.	22,401,656

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
389,500	The Kroger Co.	$11,809,640

		37,536,836

Food Products — 1.1%
13,800	The J. M. Smucker Co.	796,260
859,800	Tyson Foods, Inc.	19,164,942

		19,961,202

Health Care Equipment & Supplies — 0.7%
153,500	Zimmer Holdings, Inc.*	13,517,210

Health Care Providers & Services — 3.4%
444,769	AmerisourceBergen Corp.	22,781,068
123,600	CIGNA Corp.	20,719,068
113,900	Humana, Inc.*	7,067,495
103,300	Medco Health Solutions, Inc.*	8,032,608
35,552	Thermo Fisher Scientific, Inc.*	1,941,139
11,300	WellCare Health Plans, Inc.*	1,040,052

		61,581,430

Hotels, Restaurants & Leisure — 2.2%
428,018	Marriott International, Inc.	19,710,229
361,800	McDonald’s Corp.	18,288,990
34,900	Yum! Brands, Inc.	2,363,428

		40,362,647

Household Durables — 0.0%
27,900	American Greetings Corp.	731,259

Household Products — 1.1%
170,400	Energizer Holdings, Inc.*	16,879,824
63,400	Procter & Gamble Co.	4,029,070

		20,908,894

Independent Power Producers & Energy Traders — 0.2%
67,701	TXU Corp.	4,566,432

Industrial Conglomerates — 3.4%
965,520	General Electric Co.	36,284,242
809,000	Tyco International Ltd.	26,988,240

		63,272,482

Insurance — 5.1%
159,499	AMBAC Financial Group, Inc.	14,292,705
623,000	Genworth Financial, Inc.	22,490,300
631,388	Loews Corp.	32,219,730
267,521	MBIA, Inc.	17,803,523
31,200	Nationwide Financial Services, Inc.	1,931,592
32,100	The Travelers Cos., Inc.	1,738,857
29,900	XL Capital Ltd.	2,438,644

		92,915,351

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail — 0.5%
15,200	Amazon.com, Inc.*	$1,050,928
92,200	Expedia, Inc.*	2,215,566
153,700	IAC/InterActiveCorp.*	5,318,020

		8,584,514

IT Services — 1.8%
726,800	Accenture Ltd.	29,755,192
67,618	Computer Sciences Corp.*	3,746,037

		33,501,229

Leisure Equipment & Products — 0.1%
46,700	Hasbro, Inc.	1,501,405
28,300	Mattel, Inc.	792,683

		2,294,088

Life Sciences Tools & Services — 0.4%
157,100	Applera Corp. — Applied Biosystems Group	4,460,069
53,900	Waters Corp.*	3,250,170

		7,710,239

Machinery — 2.1%
36,900	AGCO Corp.*	1,597,032
13,900	Cummins, Inc.	1,309,797
67,700	Deere & Co.	8,155,819
234,799	PACCAR, Inc.(a)	20,481,517
30,300	SPX Corp.	2,662,461
56,700	Terex Corp.*	4,806,459

		39,013,085

Media — 6.4%
974,181	CBS Corp. Class B	32,401,260
9,700	Gannett Co., Inc.	570,554
13,600	Liberty Media Corp. — Capital*	1,535,440
15,600	News Corp.	344,604
21,900	News Corp. Class B	517,497
685,554	The DIRECTV Group, Inc.*(a)	16,014,541
110,790	The McGraw-Hill Companies, Inc.	7,789,645
533,432	The Walt Disney Co.	18,904,830
1,859,953	Time Warner, Inc.	39,747,196

		117,825,567

Metals & Mining — 0.6%
14,100	Newmont Mining Corp.	573,588
64,600	Nucor Corp.	4,363,084
53,700	United States Steel Corp.	6,076,692

		11,013,364

Multi-Utilities — 1.6%
609,548	PG&E Corp.(a)	30,026,335

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 0.1%
70,800	Big Lots, Inc.*	$2,230,908

Oil, Gas & Consumable Fuels — 9.7%
419,500	Chevron Corp.	34,185,055
433,544	Devon Energy Corp.	33,287,508
1,111,921	Exxon Mobil Corp.	92,478,470
98,300	Holly Corp.	6,889,847
2,000	Overseas Shipholding Group, Inc.	159,100
111,400	Tesoro Corp.	6,893,432
64,500	Valero Energy Corp.	4,812,990

		178,706,402

Paper & Forest Products — 0.4%
453,900	Domtar Corp.*	4,947,510
28,900	Weyerhaeuser Co.	2,368,644

		7,316,154

Personal Products — 0.3%
113,700	Avon Products, Inc.	4,364,943
33,800	The Estee Lauder Companies, Inc.	1,598,740

		5,963,683

Pharmaceuticals — 6.4%
8,600	Eli Lilly & Co.	504,132
241,600	Forest Laboratories, Inc.*	12,251,536
591,351	Merck & Co., Inc.	31,016,360
2,012,100	Pfizer, Inc.	55,312,629
539,200	Schering-Plough Corp.	17,653,408
40,600	Watson Pharmaceuticals, Inc.*	1,252,916

		117,990,981

Real Estate Investment Trusts (REITs) — 1.1%
31,200	Boston Properties, Inc.	3,609,216
17,000	Developers Diversified Realty Corp.	1,048,050
13,000	Douglas Emmett, Inc.	342,810
76,900	Health Care Property Investors, Inc.	2,512,323
92,400	HRPT Properties Trust	1,060,752
47,300	iStar Financial, Inc.	2,271,819
14,500	ProLogis	937,570
10,700	Regency Centers Corp.	840,699
45,600	Simon Property Group, Inc.	4,923,888
39,400	Weingarten Realty Investors	1,838,404

		19,385,531

Road & Rail — 1.2%
118,600	Avis Budget Group, Inc.*	3,587,650
120,500	CSX Corp.	5,475,520
103,300	Union Pacific Corp.	12,466,244

		21,529,414

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — 2.4%
318,100	Atmel Corp.*	$1,778,179
283,000	Intel Corp.	6,274,110
28,700	Intersil Corp.	863,870
332,900	Novellus Systems, Inc.*(a)	10,216,701
726,667	Texas Instruments, Inc.	25,694,945

		44,827,805

Software — 4.9%
1,932,580	Microsoft Corp.	59,272,229
1,071,800	Symantec Corp.*	21,425,282
322,256	Synopsys, Inc.*	8,546,229

		89,243,740

Specialty Retail — 1.5%
554,975	AutoNation, Inc.*	12,276,047
128,800	Payless ShoeSource, Inc.*	4,600,736
324,400	RadioShack Corp.	11,075,016

		27,951,799

Textiles, Apparel & Luxury Goods — 0.2%
73,300	Coach, Inc.*	3,764,688

Thrifts & Mortgage Finance — 0.9%
251,852	Countrywide Financial Corp.(a)	9,807,117
326,544	Hudson City Bancorp, Inc.	4,307,115
38,400	Washington Mutual, Inc.	1,678,848

		15,793,080

Tobacco — 2.4%
245,400	Altria Group, Inc.	17,447,940
496,700	UST, Inc.(a)	26,518,813

		43,966,753

Wireless Telecommunication Services — 0.7%
45,600	ALLTEL Corp.	3,124,512
362,630	Sprint Nextel Corp.	8,286,095
1,100	Telephone & Data Systems, Inc.	68,090
700	Telephone & Data Systems, Inc. Special Shares	40,600
21,210	United States Cellular Corp.*	1,683,438

		13,202,735

TOTAL COMMON STOCKS		$1,825,649,736

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Interest Rate	Value
Securities Lending Collateral — 7.1%
Boston Global Investment Trust — Enhanced Portfolio
130,915,300	5.273%	$130,915,300

TOTAL INVESTMENTS — 106.4%		$1,956,565,036

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(117,472,864)

NET ASSETS — 100.0%		$1,839,092,172

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2007, the following futures contract was open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	223	June 2007	$17,091,835	$154,013

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,689,459,953

Gross unrealized gain	283,236,090
Gross unrealized loss	(16,131,007)

Net unrealized security gain	$267,105,083

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 96.3%
Aerospace & Defense — 3.9%
245,700	Lockheed Martin Corp.	$24,103,170
292,600	Northrop Grumman Corp.	22,123,486
323,600	Raytheon Co.	17,992,160
120,100	The Boeing Co.	12,080,859

		76,299,675

Auto Components — 0.0%
17,500	TRW Automotive Holdings Corp.*	710,150

Automobiles — 0.3%
97,800	Harley-Davidson, Inc.	5,974,602

Beverages — 2.0%
8,500	Molson Coors Brewing Co. Class B	778,345
15,900	PepsiCo, Inc.	1,086,447
707,100	The Coca-Cola Co.	37,469,229

		39,334,021

Biotechnology — 3.9%
413,300	Amgen, Inc.*	23,281,189
14,600	Biogen Idec, Inc.*	762,412
16,700	Celgene Corp.*	1,022,708
56,600	Genzyme Corp.*	3,651,832
447,200	Gilead Sciences, Inc.*	37,014,744
1,017,649	Millennium Pharmaceuticals, Inc.*	11,061,845

		76,794,730

Building Products — 0.1%
37,100	American Standard Companies, Inc.	2,217,838

Capital Markets — 2.8%
153,600	Ameriprise Financial, Inc.	9,653,760
20,500	BlackRock, Inc.(a)	3,147,570
12,800	Franklin Resources, Inc.	1,737,472
4,600	Janus Capital Group, Inc.	127,328
260,100	Merrill Lynch & Co., Inc.	24,119,073
156,400	Morgan Stanley	13,300,256
25,700	SEI Investments Co.	1,586,461
11,200	T. Rowe Price Group, Inc.	575,120

		54,247,040

Chemicals — 0.7%
38,700	Albemarle Corp.	1,572,768
154,900	Celanese Corp.	5,636,811
13,500	International Flavors & Fragrances, Inc.	692,955
97,100	Monsanto Co.	5,981,360
1,200	Praxair, Inc.	81,708

		13,965,602

Commercial Services & Supplies — 1.4%
301,900	Manpower, Inc.	27,774,800

Communications Equipment — 3.9%
35,200	Andrew Corp.*	465,696

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
2,524,100	Cisco Systems, Inc.*	$67,948,772
197,900	Polycom, Inc.*	6,277,388
87,800	UTStarcom, Inc.*(a)	633,038

		75,324,894

Computers & Peripherals — 6.1%
281,700	Apple, Inc.*	34,243,452
731,900	EMC Corp.*	12,361,791
787,250	Hewlett-Packard Co.	35,985,197
178,700	International Business Machines Corp.	19,049,420
309,700	Lexmark International, Inc.*(a)	16,082,721
423,400	Sun Microsystems, Inc.*	2,159,340

		119,881,921

Construction & Engineering — 0.1%
42,900	Quanta Services, Inc.*	1,287,429

Construction Materials — 0.2%
28,500	Vulcan Materials Co.	3,411,165

Consumer Finance — 0.4%
223,200	AmeriCredit Corp.*(a)	5,925,960
19,800	SLM Corp.	1,112,958

		7,038,918

Containers & Packaging — 0.1%
26,400	Owens-Illinois, Inc.*	897,600

Diversified Consumer Services — 0.5%
72,300	ITT Educational Services, Inc.*	8,183,637
30,100	Sotheby’s	1,428,847

		9,612,484

Diversified Financial Services — 2.4%
20,000	Bank of America Corp.	1,014,200
458,600	JPMorgan Chase & Co.	23,769,238
317,952	Moody’s Corp.	22,145,357

		46,928,795

Electric Utilities — 0.1%
6,400	Entergy Corp.	722,560
3,800	FPL Group, Inc.	242,934
50,200	Reliant Energy, Inc.*	1,286,124

		2,251,618

Electronic Equipment & Instruments — 1.6%
290,000	Avnet, Inc.*	12,423,600
62,500	Ingram Micro, Inc.*	1,295,000
43,700	Mettler-Toledo International, Inc.*	4,295,710
30,300	Tech Data Corp.*	1,116,858
10,000	Thermo Fisher Scientific, Inc.*	546,000
33,100	Varian, Inc.*	1,947,935

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment & Instruments — (continued)
145,600	Waters Corp.*	$8,779,680

		30,404,783

Energy Equipment & Services — 0.7%
34,000	SEACOR Holdings, Inc.*(a)	3,144,660
148,900	Tidewater, Inc.(a)	9,827,400

		12,972,060

Food & Staples Retailing — 2.8%
261,177	CVS Caremark Corp.	10,065,762
280,100	Safeway, Inc.	9,657,848
731,300	The Kroger Co.	22,173,016
271,000	Wal-Mart Stores, Inc.	12,899,600

		54,796,226

Food Products — 0.5%
66,200	Kellogg Co.	3,573,476
286,800	Tyson Foods, Inc.	6,392,772

		9,966,248

Health Care Equipment & Supplies — 2.5%
359,500	Applera Corp. — Applied Biosystems Group	10,206,205
121,700	Baxter International, Inc.	6,917,428
271,500	Hlth Corp.*(a)	4,096,935
8,700	Kinetic Concepts, Inc.*	436,566
101,600	Medtronic, Inc.	5,402,072
59,700	St. Jude Medical, Inc.*	2,548,593
49,900	Stryker Corp.	3,358,769
179,600	Zimmer Holdings, Inc.*	15,815,576

		48,782,144

Health Care Providers & Services — 4.2%
518,500	AmerisourceBergen Corp.	26,557,570
33,100	Apria Healthcare Group, Inc.*	958,576
25,200	CIGNA Corp.	4,224,276
301,700	Humana, Inc.*	18,720,485
220,400	Medco Health Solutions, Inc.*	17,138,304
154,400	WellCare Health Plans, Inc.*(a)	14,210,976
10,000	WellPoint, Inc.*	814,100

		82,624,287

Hotels, Restaurants & Leisure — 2.1%
616,106	Marriott International, Inc.	28,371,681
67,500	McDonald’s Corp.	3,412,125
142,100	Yum! Brands, Inc.	9,623,012

		41,406,818

Household Products — 0.9%
175,500	Energizer Holdings, Inc.*	17,385,030

Shares	Description	Value
Common Stocks — (continued)
Household Products — (continued)
16,600	Procter & Gamble Co.	$1,054,930

		18,439,960

Independent Power Producers & Energy Traders — 0.2%
64,500	TXU Corp.	4,350,525

Industrial Conglomerates — 2.0%
5,200	3M Co.	457,392
745,100	General Electric Co.	28,000,858
342,900	Tyco International Ltd.	11,439,144

		39,897,394

Insurance — 1.5%
39,700	AMBAC Financial Group, Inc.	3,557,517
252,600	Loews Corp.	12,890,178
163,048	MBIA, Inc.	10,850,844
22,500	MetLife, Inc.	1,530,000
12,600	XL Capital Ltd.	1,027,656

		29,856,195

Internet & Catalog Retail — 1.6%
96,900	Amazon.com, Inc.*	6,699,666
342,400	Expedia, Inc.*	8,227,872
487,600	IAC/InterActiveCorp.*	16,870,960

		31,798,498

Internet Software & Services — 1.0%
189,600	eBay, Inc.*	6,173,376
16,425	Google, Inc.*	8,175,544
136,200	ValueClick, Inc.*	4,267,146

		18,616,066

IT Services — 2.2%
784,300	Accenture Ltd.	32,109,242
24,850	Computer Sciences Corp.*	1,376,690
155,900	Convergys Corp.*	4,012,866
14,000	Gartner, Inc.*	385,840
143,900	Total System Services, Inc.(a)	4,776,041

		42,660,679

Leisure Equipment & Products — 0.0%
16,100	Hasbro, Inc.	517,615

Machinery — 3.9%
464,000	AGCO Corp.*	20,081,920
94,300	Cummins, Inc.	8,885,889
116,500	Deere & Co.	14,034,755
247,399	PACCAR, Inc.	21,580,615
132,900	Terex Corp.*	11,265,933

		75,849,112

Media — 6.1%
946,159	CBS Corp. Class B	31,469,248

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
898,300	The DIRECTV Group, Inc.*	$20,984,288
141,500	The McGraw-Hill Companies, Inc.	9,948,865
724,000	The Walt Disney Co.	25,658,560
1,469,400	Time Warner, Inc.	31,401,078

		119,462,039

Metals & Mining — 0.6%
52,500	Newmont Mining Corp.(a)	2,135,700
144,200	Nucor Corp.	9,739,268

		11,874,968

Multi-Utilities — 0.3%
123,700	PG&E Corp.	6,093,462

Multiline Retail — 0.2%
113,000	Dillard’s, Inc.	4,101,900

Oil, Gas & Consumable Fuels — 3.4%
7,000	BP PLC ADR	469,070
188,300	Devon Energy Corp.	14,457,674
383,900	Exxon Mobil Corp.	31,928,963
23,000	Noble Energy, Inc.	1,455,670
25,900	Overseas Shipholding Group, Inc.	2,060,345
229,700	Plains Exploration & Production Co.*	12,155,724
64,600	Tesoro Corp.	3,997,448

		66,524,894

Paper & Forest Products — 0.2%
401,600	Domtar Corp.*	4,377,440

Personal Products — 0.6%
119,100	Alberto-Culver Co.	2,958,444
156,300	Avon Products, Inc.	6,000,357
40,000	The Estee Lauder Companies, Inc.	1,892,000

		10,850,801

Pharmaceuticals — 6.4%
396,600	Forest Laboratories, Inc.*(a)	20,111,586
384,900	Johnson & Johnson	24,352,623
667,500	Merck & Co., Inc.	35,010,375
12,500	Novartis AG ADR	702,250
579,800	Pfizer, Inc.	15,938,702
885,000	Schering-Plough Corp.	28,974,900
14,500	Watson Pharmaceuticals, Inc.*	447,470

		125,537,906

Real Estate Investment Trusts (REITs) — 0.7%
26,500	Boston Properties, Inc.	3,065,520
109,100	HRPT Properties Trust	1,252,468
25,300	ProLogis	1,635,898
44,900	Simon Property Group, Inc.	4,848,302

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts (REITs) — (continued)
20,800	SL Green Realty Corp.	$2,913,664

		13,715,852

Real Estate Management & Development — 0.4%
58,600	Jones Lang LaSalle, Inc.	6,838,620

Road & Rail — 2.3%
267,600	Avis Budget Group, Inc.*	8,094,900
435,500	CSX Corp.	19,789,120
229,100	J.B. Hunt Transportation Services, Inc.	6,675,974
32,400	Ryder System, Inc.	1,747,008
63,000	Union Pacific Corp.	7,602,840

		43,909,842

Semiconductors & Semiconductor Equipment — 5.1%
276,000	Analog Devices, Inc.	9,993,960
132,100	Atmel Corp.*	738,439
536,050	Intel Corp.	11,884,229
280,500	Intersil Corp.	8,443,050
88,700	MEMC Electronic Materials, Inc.*	5,391,186
630,400	Novellus Systems, Inc.*(a)	19,346,976
70,400	Teradyne, Inc.*	1,198,208
1,176,900	Texas Instruments, Inc.	41,615,184

		98,611,232

Software — 7.5%
113,300	Adobe Systems, Inc.*	4,994,264
154,000	Cadence Design Systems, Inc.*(a)	3,497,340
457,700	Intuit, Inc.*	13,959,850
2,616,900	Microsoft Corp.	80,260,323
1,631,000	Symantec Corp.*	32,603,690
439,300	Synopsys, Inc.*	11,650,236

		146,965,703

Specialty Retail — 2.7%
815,550	American Eagle Outfitters, Inc.(a)	22,019,850
218,500	AutoNation, Inc.*	4,833,220
6,800	AutoZone, Inc.*	874,684
6,000	Lowe’s Companies, Inc.	196,920
85,500	Payless ShoeSource, Inc.*	3,054,060
538,700	RadioShack Corp.	18,391,218
112,100	The TJX Companies, Inc.	3,135,437

		52,505,389

Textiles, Apparel & Luxury Goods — 0.8%
283,800	Coach, Inc.*	14,575,968
30,400	NIKE, Inc. Class B	1,725,200

		16,301,168

Tobacco — 1.7%
140,600	Altria Group, Inc.	9,996,660

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Tobacco — (continued)
432,300	UST, Inc.	$23,080,497

		33,077,157

Trading Companies & Distributors — 0.1%
29,900	W.W. Grainger, Inc.	2,632,695

Wireless Telecommunication Services — 0.6%
96,500	ALLTEL Corp.	6,612,180
77,347	Sprint Nextel Corp.	1,767,379
55,700	Telephone & Data Systems, Inc.	3,447,830

		11,827,389

TOTAL COMMON STOCKS		$1,882,100,349

Exchange Traded Fund — 0.0%
Health Care Providers & Services — 0.0%
5,800	Health Care Select Sector SPDR Fund	$213,034

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 3.2%
Joint Repurchase Agreement Account II
$62,100,000	5.314%	06/01/07	$62,100,000
Maturity Value: $62,109,167

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,944,413,383

Shares	Interest Rate		Value
Securities Lending Collateral — 3.8%
Boston Global Investment Trust — Enhanced Portfolio
73,960,638	5.273%		$73,960,638

TOTAL INVESTMENTS — 103.3%			$2,018,374,021

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%			(64,697,395)

NET ASSETS — 100.0%			$1,953,676,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipt

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

S&P Mini 500 Index	895	June 2007	$68,597,275	$801,823

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,813,036,537

Gross unrealized gain	222,914,805
Gross unrealized loss	(17,577,321)

Net unrealized security gain	$205,337,484

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Aerospace & Defense — 0.3%
5,400	Aerovironment, Inc.*	$112,104
54,850	Triumph Group, Inc.	3,624,488

		3,736,592

Air Freight & Logistics — 0.3%
100	Dynamex, Inc.*	2,700
90,300	Hub Group, Inc.*	3,339,294

		3,341,994

Airlines — 0.2%
4,000	Allegiant Travel Co.*	127,000
308,500	ExpressJet Holdings, Inc.*	1,909,615

		2,036,615

Auto Components — 1.7%
204,600	American Axle & Manufacturing Holdings, Inc.	5,896,572
408,100	ArvinMeritor, Inc.(a)	8,521,128
102,700	Cooper Tire & Rubber Co.	2,471,989
244,900	Visteon Corp.*	1,981,241

		18,870,930

Beverages — 0.1%
28,471	MGP Ingredients, Inc.(a)	485,715
9,700	Molson Coors Brewing Co. Class B	888,229

		1,373,944

Biotechnology — 3.0%
224,900	Applera Corp. — Celera Group*	3,002,415
100	Array BioPharma, Inc.*	1,243
100	GTx, Inc.*	1,996
8,300	ImClone Systems, Inc.*	342,956
100	LifeCell Corp*	2,815
100	Medarex, Inc.*	1,599
19,200	Metabolix, Inc.*	442,560
1,321,138	Millennium Pharmaceuticals, Inc.*	14,360,770
34,600	Myriad Genetics, Inc.*	1,317,222
108,800	Pharmion Corp.*	3,156,288
514,200	Savient Pharmaceuticals, Inc.*(a)	7,311,924
100	Syntha Pharmaceuticals Corp.*	915
207,900	Tanox, Inc.*(a)	3,900,204

		33,842,907

Capital Markets — 0.6%
100	A.G. Edwards, Inc.	8,816
8,500	Capital Southwest Corp.	1,467,950
39,400	Cohen & Steers, Inc.	2,048,406
100	Highland Distressed Opportunities, Inc.	1,446
56,300	Janus Capital Group, Inc.	1,558,384

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — (continued)
100	Sanders Morris Harris Group, Inc.	$1,369
54,614	SWS Group, Inc.	1,318,382

		6,404,753

Chemicals — 1.9%
74,700	CF Industries Holdings, Inc.	3,341,331
100	Ferro Corp.	2,377
76,628	Innospec, Inc.	4,582,354
36,500	OM Group, Inc.*	2,281,615
26,275	Penford Corp.	501,590
5,900	Rockwood Holdings, Inc.*	189,331
25,800	Spartech Corp.	691,440
29,200	Stepan Co.	893,228
456,000	Terra Industries, Inc.*(a)	8,841,840

		21,325,106

Commercial Banks — 4.8%
100	1st Source Corp.	2,620
41,900	Ameris Bancorp	975,013
100	BancFirst Corp.	4,317
15,300	Bank of Granite Corp.	248,013
100	BankFinancial Corp.	1,646
9,700	Banner Corp.	349,394
100	BOK Financial Corp.	5,428
5,300	Camden National Corp.	202,990
100	Capitol Bancorp Ltd.	2,888
244,206	Cascade Bancorp(a)	5,494,635
53,500	Central Pacific Financial Corp.	1,815,255
37,400	Chittenden Corp.	1,090,584
10,100	CoBiz, Inc.	186,749
6,900	Community Bancorp*	204,792
73,300	East West Bancorp, Inc.	2,971,582
100	Enterprise Financial Services Corp.	2,425
12,850	First Citizens BancShares, Inc.	2,489,559
49,200	First Indiana Corp.	1,034,184
100	First Merchants Corp.	2,435
37,641	First Regional Bancorp.*	966,997
5,830	First South Bancorp, Inc.(a)	160,442
152,100	Frontier Financial Corp.(a)	3,537,846
8,100	Greene County Bancshares, Inc.	283,419
207,717	Hanmi Financial Corp.	3,628,816
4,000	Heritage Commerce Corp.	97,520
56,985	Horizon Financial Corp.	1,284,442
10,275	IBERIABANK Corp.	525,361
21,111	Intervest Bancshares Corp.	522,919
4,700	Lakeland Financial Corp.	103,400
154,700	Nara Bancorp, Inc.	2,484,482
32,300	Pinnacle Financial Partners, Inc.*	954,465
5,700	Placer Sierra Bancshares	160,284
122,997	Preferred Bank	4,694,795
100	Renasant Corp.	2,432
105	Republic Bancorp, Inc.	2,002
6,722	Shore Bancshares, Inc.(a)	175,041

1

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
33,700	Sierra Bancorp(a)	$937,871
51,500	Signature Bank*	1,712,375
100	Simmons First National Corp.	2,821
7,640	Smithtown Bancorp, Inc.(a)	180,228
12,000	Southwest Bancorp, Inc.	294,840
18,500	Tompkins Trustco, Inc.(a)	690,050
23,280	TriCo Bancshares(a)	527,292
483,200	Umpqua Holdings Corp.(a)	12,060,672
7,300	Vineyard National Bancorp Co.	178,120
100	Washington Trust Bancorp, Inc.	2,435
117,100	Wilshire Bancorp, Inc.	1,491,854

		54,747,730

Commercial Services & Supplies — 6.0%
227,100	ABM Industries, Inc.	6,701,721
176,499	Amrep Corp.(a)	10,289,892
61,100	Bowne & Co., Inc.	1,184,729
100	CDI Corp.	3,344
13,100	COMSYS IT Partners, Inc.*	301,562
100	Cornell Cos., Inc.*	2,383
19,000	Deluxe Corp.	829,730
23,300	Diamond Management & Technology Consultants, Inc.	303,133
12,700	First Consulting Group, Inc.*	114,935
100	Heidrick & Struggles International, Inc.*	4,874
908,681	IKON Office Solutions, Inc.	13,239,482
143,500	PHH Corp.*	4,448,500
642,045	Spherion Corp.*	6,324,143
15,990	Standard Parking Corp.*	586,513
347,500	TeleTech Holdings, Inc.*	12,225,050
66,900	United Stationers, Inc.*	4,488,321
289,504	Volt Information Sciences, Inc.*(a)	7,188,384
18,776	Waste Industries USA, Inc.	585,624

		68,822,320

Communications Equipment — 4.2%
256,400	Andrew Corp.*	3,392,172
409,700	C-COR, Inc.*	5,998,008
127,900	Carrier Access Corp.*	509,042
66,900	CommScope, Inc.*	3,661,437
165,300	Ditech Networks, Inc.*	1,322,400
100	EMS Technologies, Inc.*	2,033
41,274	InterDigital Communications Corp.*	1,343,469
9,100	Loral Space & Communications, Inc.*	426,790
528,200	Polycom, Inc.*	16,754,504
100	Sycamore Networks, Inc.*	372
98	Symmetricom, Inc.*	797

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
1,987,335	UTStarcom, Inc.*(a)	$14,328,685

		47,739,709

Computers & Peripherals — 0.7%
226,075	Brocade Communications Systems, Inc.*	2,075,369
91,900	Electronics for Imaging, Inc.*	2,620,069
119,400	Novatel Wireless, Inc.*	2,773,662

		7,469,100

Construction & Engineering — 1.3%
232,998	EMCOR Group, Inc.*(a)	15,282,339

Consumer Finance — 1.9%
148,500	Advance America Cash Advance Centers, Inc.	2,621,025
172,900	AmeriCredit Corp.*	4,590,495
85,100	Cash America International, Inc.	3,530,799
23,052	Credit Acceptance Corp.*	616,410
360,996	EZCORP., Inc.*	5,425,770
4,200	QC Holdings, Inc.	63,000
100	Rewards Network, Inc.*	391
100	The First Marblehead Corp.	3,726
114,370	World Acceptance Corp.*	4,847,001

		21,698,617

Containers & Packaging — 1.1%
46,400	AptarGroup, Inc.	1,742,784
49,500	Greif, Inc.	2,755,170
214,600	Rock-Tenn Co.(a)	7,493,832

		11,991,786

Diversified Consumer Services — 1.8%
133,124	CPI Corp.	10,563,389
100	DeVry, Inc.	3,360
100	ITT Educational Services, Inc.*	11,319
106,900	Pre-Paid Legal Services, Inc.*(a)	6,945,293
50,800	Sotheby’s	2,411,476
7,900	Stewart Enterprises, Inc.	61,146

		19,995,983

Diversified Financial Services — 0.1%
100	Compass Diversified Trust	1,736
9,400	International Securities Exchange Holdings, Inc.	611,376
100	Medallion Financial Corp.	1,143

		614,255

Diversified Telecommunication Services — 0.8%
5,100	Atlantic Tele-Network, Inc.	144,687
23,100	Cbeyond, Inc.*	817,278
100,741	CT Communications, Inc.	3,162,260

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services — (continued)
68,100	Golden Telecom, Inc.	$3,626,325
125,300	Paetec Holding Corp.*	1,459,745
100	Premiere Global Services, Inc.*	1,267

		9,211,562

Electric Utilities — 1.3%
479,617	Reliant Energy, Inc.*	12,287,787
19,546	UIL Holdings Corp.	641,109
88,400	Westar Energy, Inc.	2,343,484

		15,272,380

Electrical Equipment — 3.8%
60,300	Acuity Brands, Inc.	3,660,813
46,800	Baldor Electric Co.	2,170,584
305,368	Belden CDT, Inc.	17,485,372
8,400	EnerSys*	152,208
173,900	General Cable Corp.*	11,851,285
61,000	II-VI, Inc.*	1,692,750
157,156	Superior Essex, Inc.*	5,553,893
16,300	Woodward Governor Co.	900,412

		43,467,317

Electronic Equipment & Instruments — 1.6%
157,400	Agilysys, Inc.	3,418,728
32,600	Anixter International, Inc.*	2,407,836
26,100	Avnet, Inc.*	1,118,124
60,700	Bell Microproducts, Inc.*	390,908
57,000	Coherent, Inc.*(a)	1,768,140
10,800	Dolby Laboratories, Inc.*	363,960
23,900	FLIR Systems, Inc.*	988,504
112,849	Gerber Scientific, Inc.*	1,287,607
180,100	Ingram Micro, Inc.*	3,731,672
100	Littelfuse, Inc.*	4,008
55,700	Methode Electronics, Inc.	839,956
100	Mettler-Toledo International, Inc.*	9,830
11,800	OSI Systems, Inc.*	315,886
62,300	SYNNEX Corp.*	1,275,904
20,800	Tech Data Corp.*	766,688

		18,687,751

Energy Equipment & Services — 1.7%
34,100	Dawson Geophysical Co.*	1,815,143
27,800	GulfMark Offshore, Inc.*	1,396,394
56,200	Matrix Service Co.*	1,435,910
71,300	Newpark Resources, Inc.*	562,557
50,172	SEACOR Holdings, Inc.*(a)	4,640,408
226,000	Trico Marine Services, Inc.*	9,516,860

		19,367,272

Food & Staples Retailing — 1.3%
16,400	BJ’s Wholesale Club, Inc.*	620,248
101,622	Ingles Markets, Inc.	3,626,889
25,400	Longs Drug Stores Corp.	1,454,912
35,900	Nash Finch Co.(a)	1,689,095

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
143,709	Performance Food Group Co.*(a)	$5,101,670
5,900	Smart & Final, Inc.*	129,859
95,141	Spartan Stores, Inc.	2,511,722
200	Village Super Market, Inc.	8,590

		15,142,985

Food Products — 0.4%
34,037	Imperial Sugar Co.(a)	967,332
42,800	Ralcorp Holdings, Inc.*	2,489,248
447	Seaboard Corp.	991,446

		4,448,026

Gas Utilities — 0.0%
100	ONEOK, Inc.	5,410

Health Care Equipment & Supplies — 3.4%
11,000	Analogic Corp.	726,000
116,300	CONMED Corp.*	3,641,353
100	Dentsply International, Inc.	3,614
100	Greatbatch, Inc.*	3,004
480,775	Immucor, Inc.*	15,182,875
100	IRIS International, Inc.*	1,378
150	Medical Action Industries, Inc.*	3,030
24,887	Palomar Medical Technologies, Inc.*	967,855
25,800	Viasys Healthcare, Inc.*	1,108,110
154,700	West Pharmaceutical Services, Inc.	7,868,042
418,500	Zoll Medical Corp.*	9,395,325

		38,900,586

Health Care Providers & Services — 3.3%
100	Amedisys, Inc.*	3,730
79,050	AMERIGROUP Corp.*	2,015,775
213,700	Apria Healthcare Group, Inc.*	6,188,752
329,233	CorVel Corp.*	9,034,153
6,200	Genesis HealthCare Corp.*	423,460
152,400	Kindred Healthcare, Inc.*	4,876,800
36,500	MedCath Corp.*	1,204,500
210,349	Molina Healthcare, Inc.*	6,724,858
73,600	WellCare Health Plans, Inc.*	6,774,144

		37,246,172

Hotels, Restaurants & Leisure — 3.5%
100	Ambassadors Group, Inc.	3,428
92,900	Bob Evans Farms, Inc.	3,595,230
7,000	Buffalo Wild Wings, Inc.*	599,270
266,067	CEC Entertainment, Inc.*	10,302,114
231,817	Jack in the Box, Inc.*(a)	17,727,046
77,900	Landry’s Restaurants, Inc.(a)	2,279,354
178,800	O’Charley’s, Inc.	4,039,092
21,600	WMS Industries, Inc.*	914,976

		39,460,510

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — 2.3%
432,700	American Greetings Corp.(a)	$11,341,067
304,367	Kimball International, Inc. Class B	4,154,610
421,000	Tempur-Pedic International, Inc.(a)	10,676,560
100	Universal Electronics, Inc.*	3,350

		26,175,587

Household Products — 0.1%
7,500	Energizer Holdings, Inc.*	742,950

Industrial Conglomerates — 0.4%
2,100	Raven Industries, Inc.	73,962
181,200	Tredegar Corp.	4,187,532

		4,261,494

Insurance — 1.9%
43,500	Affirmative Insurance Holdings, Inc.	672,075
3,264	Alleghany Corp.*	1,220,736
8,300	American Physicians Capital, Inc.*	339,304
3,900	Baldwin & Lyons, Inc.	101,439
100	Darwin Professional Underwriters, Inc.*	2,363
100	EMC Insurance Group, Inc.	2,535
11,581	FBL Financial Group, Inc.	445,637
3,900	Infinity Property & Casualty Corp.	206,037
31,200	LandAmerica Financial Group, Inc.(a)	2,891,928
54,159	Meadowbrook Insurance Group, Inc.*	591,417
100	National Interstate Corp.	2,438
39,400	NYMAGIC, Inc.	1,651,254
72,800	Odyssey Re Holdings Corp.	3,121,664
45,752	Reinsurance Group of America, Inc.	2,864,990
42,198	Seabright Insurance Holdings*	754,922
160,452	Stewart Information Services Corp.	6,357,108
15,600	Tower Group, Inc.	493,896

		21,719,743

Internet & Catalog Retail — 0.5%
16,800	Blue Nile, Inc.*	965,496
197,400	Systemax, Inc.(a)	4,293,450

		5,258,946

Internet Software & Services — 4.0%
30,300	aQuantive, Inc.*	1,932,837
121,200	Chordiant Software, Inc.*	1,714,980
1,142,100	CMGI, Inc.*	2,855,250
7,300	DivX, Inc.*	116,654
111,000	InfoSpace, Inc.	2,717,280

Shares	Description	Value
Common Stocks — (continued)
Internet Software & Services — (continued)
132,400	Internap Network Services Corp.*(a)	$1,960,844
715,737	Interwoven, Inc.*	10,721,740
5,100	J2 Global Communications, Inc.*	169,983
12,700	NetRatings, Inc.*	266,192
1,054,366	RealNetworks, Inc.*	8,930,480
670,700	S1 Corp.*	5,499,740
100	Savvis, Inc.*	5,019
230,904	SonicWALL, Inc.*	1,907,267
10,100	Switch and Data Facilities Co.*	187,759
12,200	Travelzoo, Inc.*	314,516
211,000	United Online, Inc.(a)	3,599,660
134,900	Vignette Corp.*	2,510,489

		45,410,690

IT Services — 1.3%
136,790	Authorize.Net Holdings, Inc.*	2,237,884
122,100	Ciber, Inc.*	1,087,911
129,100	Convergys Corp.*	3,323,034
45,000	Covansys Corp.*	1,520,550
65,600	CSG Systems International, Inc.*	1,823,680
103,100	Gartner, Inc.*	2,841,436
136,852	MPS Group, Inc.*	1,881,715
100	SAIC, Inc.*	2,015

		14,718,225

Leisure Equipment & Products — 0.3%
9,700	Arctic Cat, Inc.	185,658
100	Hasbro, Inc.	3,215
60,200	Polaris Industries, Inc.	3,316,418

		3,505,291

Life Sciences Tools & Services — 1.1%
20,300	Albany Molecular Research, Inc.*	288,869
33,900	Bruker BioSciences Corp.*	289,506
22,600	Cambrex Corp.	280,918
100	Dionex Corp.*	7,090
33,400	Exelixis, Inc.*	370,072
100	PAREXEL International Corp.*	4,022
24,400	Pharmanet Development Group, Inc.*	783,484
85,100	Varian, Inc.*	5,008,135
93,800	Waters Corp.*	5,656,140

		12,688,236

Machinery — 1.9%
133,400	AGCO Corp.*	5,773,552
6,100	Ampco-Pittsburgh Corp.	231,068
39,300	EnPro Industries, Inc.*	1,632,522
56,600	NACCO Industries, Inc.	9,622,000
68,600	Robbins & Myers, Inc.	3,081,512
100	Terex Corp.*	8,477

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — (continued)
14,400	Valmont Industries, Inc.	$1,015,056

		21,364,187

Marine — 0.0%
100	Horizon Lines, Inc.	3,448

Media — 1.9%
179,484	Arbitron, Inc.	9,397,782
72,500	Belo Corp.	1,611,675
34,900	Journal Communications, Inc.	479,875
5,400	LodgeNet Entertainment Corp.*	191,592
140,900	Marvel Entertainment, Inc.*(a)	3,890,249
201,000	Scholastic Corp.*	6,385,770

		21,956,943

Metals & Mining — 0.6%
2,800	Brush Engineered Materials, Inc.*	150,220
22,900	Cleveland-Cliffs, Inc.	2,021,841
127,200	Ryerson, Inc.	4,824,696

		6,996,757

Multi-Utilities — 0.0%
100	Alliant Energy Corp.	4,320
100	NorthWestern Corp.	3,296
100	OGE Energy Corp.	3,692

		11,308

Multiline Retail — 0.8%
290,700	Big Lots, Inc.*(a)	9,159,957

Oil, Gas & Consumable Fuels — 3.7%
200	Cabot Oil & Gas Corp.	7,800
127,601	Holly Corp.	8,943,554
125,500	Plains Exploration & Production Co.*	6,641,460
291,163	Swift Energy Co.*	12,528,744
10,400	Tesoro Corp.	643,552
19,200	The Houston Exploration Co.*	1,152,768
427,200	USEC, Inc.*	9,868,320
42,400	Western Refining, Inc.	2,083,960

		41,870,158

Paper & Forest Products — 0.2%
124,200	Buckeye Technologies, Inc.*	1,766,124
48,800	Domtar Corp.*	531,920

		2,298,044

Personal Products — 1.7%
100	Alberto-Culver Co.	2,484
329,158	NBTY, Inc.*	17,290,670

Shares	Description	Value
Common Stocks — (continued)
Personal Products — (continued)
66,125	USANA Health Sciences, Inc.*(a)	$2,570,940

		19,864,094

Pharmaceuticals — 1.5%
173,400	Bradley Pharmaceuticals, Inc.*(a)	3,828,672
58,874	Caraco Pharmaceutical Laboratories Ltd.*	910,192
100	King Pharmaceuticals, Inc.*	2,124
371,200	Noven Pharmaceuticals, Inc.*(a)	8,704,640
100	Sciele Pharma, Inc.*	2,472
39,500	SuperGen, Inc.*	255,565
101,300	Watson Pharmaceuticals, Inc.*	3,126,118

		16,829,783

Real Estate Investment Trusts (REITs) — 6.8%
100	Agree Realty Corp.	3,500
685,794	Anthracite Capital, Inc.	8,387,261
11,300	Arbor Realty Trust, Inc.	321,937
270,500	Crystal River Capital, Inc.	7,576,705
225,500	Entertainment Properties Trust	13,315,775
30,500	Equity One, Inc.	893,650
100	Franklin Street Properties Corp.	1,920
37,300	Gramercy Capital Corp.	1,179,426
693,300	HRPT Properties Trust	7,959,084
100	Inland Real Estate Corp.	1,800
41,800	iStar Financial, Inc.	2,007,654
286,326	Jer Investors Trust, Inc.	5,380,066
100	Kite Realty Group Trust	2,126
18,700	LTC Properties, Inc.	448,426
181,691	Medical Properties Trust, Inc.(a)	2,585,463
120,450	National Health Investors, Inc.	4,273,566
252,000	NorthStar Realty Finance Corp.	3,631,320
107,700	Omega Healthcare Investors, Inc.	1,853,517
100	Potlatch Corp.	4,378
142,800	RAIT Investment Trust	4,206,888
100	Ramco-Gershenson Properties Trust	3,699
100	Realty Income Corp.	2,742
113,600	Redwood Trust, Inc.(a)	6,087,824
15,200	Regency Centers Corp.	1,194,264
45,500	Resource Capital Corp.	726,635
8,800	Saul Centers, Inc.	433,312
210,750	Senior Housing Properties Trust	4,952,625
100	Universal Health Realty Income Trust	3,515
100	Urstadt Biddle Properties	1,715
4,500	Weingarten Realty Investors	209,970

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts (REITs) — (continued)
139	Winston Hotels, Inc.	$2,072

		77,652,835

Real Estate Management & Development — 1.0%
98,174	Jones Lang LaSalle, Inc.	11,456,906

Road & Rail — 0.9%
118,600	Dollar Thrifty Automotive Group, Inc.*	5,512,528
27,766	P.A.M. Transportation Services, Inc.*	509,784
105,650	Saia, Inc.*	3,020,533
75,064	U.S. Xpress Enterprises, Inc.*	1,042,639

		10,085,484

Semiconductors & Semiconductor Equipment — 4.2%
100	Actel Corp.*	1,397
166,500	Advanced Energy Industries, Inc.*	4,085,910
588,600	Applied Micro Circuits Corp.*	1,653,966
2,709,446	Atmel Corp.*	15,145,803
137,200	Brooks Automation, Inc.*	2,427,068
191,828	Cirrus Logic, Inc.*	1,484,749
305,150	Exar Corp.*	4,146,988
47,400	Intersil Corp.	1,426,740
179,800	Lattice Semiconductor Corp.*	947,546
54,500	Micrel, Inc.	679,070
34,800	MIPS Technologies, Inc.*	307,632
54,000	MKS Instruments, Inc.*	1,471,500
28,100	Novellus Systems, Inc.*	862,389
322,700	RF Micro Devices, Inc.*(a)	2,107,231
72,900	Silicon Storage Technology, Inc.*	287,955
822,000	Skyworks Solutions, Inc.*	5,827,980
8,498	Teradyne, Inc.*	144,636
102,300	Varian Semiconductor Equipment Associates, Inc.*	4,311,945
71,700	Virage Logic Corp.*	514,806

		47,835,311

Software — 3.6%
136,603	Ansoft Corp.*	4,376,760
134,300	Blackbaud, Inc.	3,181,567
706,142	Captaris, Inc.*	3,636,632
29,600	Double-Take Software, Inc.*	467,384
43,200	Manhattan Associates, Inc.*	1,255,392
462,377	Mentor Graphics Corp.*	6,593,496
99,700	MicroStrategy, Inc.*(a)	10,350,854
69,080	NetScout Systems, Inc.*	558,857
100	Novell, Inc.*	782
10,100	OPNET Technologies, Inc.*	113,827
12,200	Pegasystems, Inc.	131,150
100	Progress Software Corp.*	3,286
404,581	Synopsys, Inc.*	10,729,488

Shares	Description	Value
Common Stocks — (continued)
Software — (continued)
100	Tyler Technologies, Inc.*	$1,213

		41,400,688

Specialty Retail — 3.5%
483,689	Asbury Automotive Group, Inc.	13,195,036
13,500	Books-A-Million, Inc.	222,345
178,200	Brown Shoe Co., Inc.	5,281,848
100	Dick’s Sporting Goods, Inc.*	5,557
25,054	Gymboree Corp.*	1,119,914
100	Haverty Furniture Cos., Inc.	1,219
194,100	Jo-Ann Stores, Inc.*	6,564,462
104,800	Payless ShoeSource, Inc.*	3,743,456
37,800	RadioShack Corp.	1,290,492
242,900	Sonic Automotive, Inc.	7,561,477
78,000	West Marine, Inc.*(a)	1,161,420

		40,147,226

Textiles, Apparel & Luxury Goods — 1.0%
59,600	Deckers Outdoor Corp.*	5,238,244
76,500	Kellwood Co.	2,203,965
144,975	Perry Ellis International, Inc.*	4,543,517

		11,985,726

Thrifts & Mortgage Finance — 2.1%
56,200	Bank Mutual Corp.	664,846
6,900	Clayton Holdings, Inc.*	99,360
139,200	Downey Financial Corp.(a)	10,132,368
41,500	Partners Trust Financial Group, Inc.	451,105
178,301	People’s United Financial, Inc.	3,599,897
95,510	PFF Bancorp, Inc.	2,866,255
300,700	Provident Financial Services, Inc.	5,051,760
46,400	United Community Financial Corp.	490,912

		23,356,503

Tobacco — 0.4%
30,900	Alliance One International, Inc.*	296,949
61,200	Universal Corp.	3,890,484

		4,187,433

Trading Companies & Distributors — 0.0%
17,400	Rush Enterprises, Inc.*	426,474

Wireless Telecommunication Services — 0.1%
45,100	USA Mobility, Inc.	1,037,751

TOTAL COMMON STOCKS		$1,124,912,829

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Interest Rate	Value
Securities Lending Collateral — 16.3%
Boston Global Investment Trust — Enhanced Portfolio
185,311,850	5.273%	$185,311,850

TOTAL INVESTMENTS — 115.2%		$1,310,224,679

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.2)%		(173,329,237)

NET ASSETS — 100.0%		$1,136,895,442

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2007, the following futures contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

Russell E Mini 2000 Index	140	June 2007	$11,879,000	$237,104

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,197,008,058

Gross unrealized gain	155,920,707
Gross unrealized loss	(42,704,086)

Net unrealized security gain	$113,216,621

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 94.9%
Australia — 3.5%
139,961	AGL Energy Ltd. (Multi-Utilities)	$1,783,098
59,438	Amcor Ltd. (Containers & Packaging)	366,164
766,866	AMP Ltd. (Insurance)	6,426,250
47,396	Ansell Ltd. (Health Care Equipment & Supplies)	482,064
155,384	APN News & Media Ltd. (Media)	796,120
1,948	Australia and New Zealand Banking Group Ltd. (Commercial Banks)	46,501
311,009	AXA Asia Pacific Holdings Ltd. (Insurance)	1,983,058
1,051,313	BHP Billiton Ltd. (Metals & Mining)	27,665,552
903,455	BlueScope Steel Ltd. (Metals & Mining)	8,283,368
224,631	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	4,767,630
365,645	Challenger Financial Services Group Ltd. (Diversified Financial Services)	1,789,639
23,236	Coca-Cola Amatil Ltd. (Beverages)	181,835
391,816	Coles Group Ltd. (Food & Staples Retailing)	5,369,346
288,309	Commonwealth Bank of Australia (Commercial Banks)	13,224,577
281,897	Commonwealth Property Office Fund (Real Estate Investment Trusts (REITs))	390,003
123,835	CSL Ltd. (Biotechnology)	9,135,208
487,586	Downer EDI Ltd. (Commercial Services & Supplies)	3,020,665
1,038,413	GPT Group (Real Estate Investment Trusts (REITs))	4,427,867
1,628,630	Insurance Australia Group Ltd. (Insurance)	8,038,470
919,748	Investa Property Group (Real Estate Investment Trusts (REITs))	2,359,907
221,048	Lend Lease Corp. Ltd. (Real Estate Management & Development)	3,651,311
1,619,692	Macquarie Infrastructure Group (Transportation Infrastructure)	4,969,745
515,320	Multiplex Group (Real Estate Investment Trusts (REITs))	2,101,278
75,874	National Australia Bank Ltd. (Commercial Banks)	2,672,450
835,567	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	6,087,287
472,608	Pacific Brands Ltd. (Distributors)	1,355,810
281,512	PaperlinX Ltd. (Paper & Forest Products)	962,081

Shares	Description	Value
Common Stocks — (continued)
Australia — (continued)
220,755	Qantas Airways Ltd. (Airlines)	$1,042,911
785,137	QBE Insurance Group Ltd. (Insurance)	20,279,334
19,527	Rinker Group Ltd. (Construction Materials)	310,124
1,132,779	Stockland (Real Estate Investment Trusts (REITs))	8,285,487
35,946	Suncorp-Metway Ltd. (Insurance)	629,518
673,511	Tattersall’s Ltd. (Hotels Restaurants & Leisure)	2,656,216
671,749	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,699,257
8	Wesfarmers Ltd. (Industrial Conglomerates)	252
526,904	Woolworths Ltd. (Food & Staples Retailing)	12,013,969

		170,254,352

Austria — 1.0%
10,238	Erste Bank der oesterreichischen Sparkassen AG(a) (Commercial Banks)	803,012
4,560	Flughafen Wien AG (Transportation Infrastructure)	444,088
2,819	Immofinanz Immobilien Anlagen AG* (Real Estate Management & Development)	45,457
2,858	Mayr-Melnhof Karton AG (Containers & Packaging)	658,161
79,935	Telekom Austria AG(a) (Diversified Telecommunication Services)	2,184,902
581,622	Voestalpine AG (Metals & Mining)	42,194,521

		46,330,141

Belgium — 2.9%
151,452	Agfa Gevaert NV (Health Care Technology)	3,950,813
5,975	Barco NV(a) (Electronic Equipment & Instruments)	537,702
57,567	Bekaert NV(a) (Electrical Equipment)	8,224,368
2,604	Cofinimmo(a) (Real Estate Investment Trusts (REITs))	509,953
21,115	Colruyt SA (Food & Staples Retailing)	4,925,742
211,677	Delhaize Group(a) (Food & Staples Retailing)	20,210,955
123,883	Dexia(a) (Commercial Banks)	3,975,978
1,353,832	Fortis(a) (Diversified Financial Services)	56,199,934
40,222	InBev NV (Beverages)	3,386,279

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
30,426	KBC GROEP NV (Commercial Banks)	$4,197,554
21,015	Mobistar SA(a) (Wireless Telecommunication Services)	1,829,625
52,645	Omega Pharma SA(a) (Health Care Equipment & Supplies)	4,239,665
1,711	S.A. D’ Ieteren NV (Distributors)	779,809
83,302	Solvay SA(a) (Chemicals)	13,292,824
231,362	UCB SA(a) (Pharmaceuticals)	13,518,541

		139,779,742

Denmark — 1.5%
133,575	Carlsberg A/S Class B(a) (Beverages)	16,199,083
812,000	Danske Bank A/S (Commercial Banks)	35,306,855
10,150	East Asiatic Co. Ltd. A/S (Food Products)	568,529
32,200	H. Lundbeck A/S (Pharmaceuticals)	802,639
181,400	Novo Nordisk A/S Class B (Pharmaceuticals)	19,067,370

		71,944,476

France — 11.2%
698,005	Air France-KLM(a) (Airlines)	35,648,558
43,066	Alstom* (Electrical Equipment)	6,815,473
570,978	BNP Paribas(a) (Commercial Banks)	69,229,562
58,567	Business Objects SA*(a) (Software)	2,417,860
850,020	Cap Gemini SA(a) (IT Services)	64,818,825
106,794	Compagnie de Saint-Gobain(a) (Building Products)	11,701,906
104,735	Compagnie Generale des Etablissements Michelin Class B(a) (Auto Components)	13,716,955
3,852	Gecina SA (Real Estate Investment Trusts (REITs))	697,606
59,016	PPR(a) (Multiline Retail)	10,768,015
381,916	Publicis Groupe(a) (Media)	17,312,372
353,087	Sanofi-Aventis(a) (Pharmaceuticals)	34,012,893
146,267	Schneider Electric SA(a) (Electrical Equipment)	21,091,549
43,787	Societe BIC SA(a) (Commercial Services & Supplies)	3,246,080
376,147	Sodexho Alliance SA(a) (Hotels Restaurants & Leisure)	28,407,310

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
1,215,137	Total SA(a) (Oil, Gas & Consumable Fuels)	$91,587,123
7,297	Unibail (Real Estate Investment Trusts (REITs))	2,091,762
43,542	Valeo SA(a) (Auto Components)	2,479,805
2,806,446	Vivendi SA(a) (Media)	122,235,318

		538,278,972

Germany — 14.0%
965,114	BASF AG(a) (Chemicals)	119,511,239
100,937	Beiersdorf AG (Personal Products)	7,250,456
122,403	Celesio AG(a) (Health Care Providers & Services)	8,228,919
126,897	DaimlerChrysler AG (Automobiles)	11,636,594
839,364	Deutsche Bank AG(a) (Capital Markets)	127,785,460
75,438	Deutsche Boerse AG (Diversified Financial Services)	17,856,872
2,679,804	Deutsche Lufthansa AG (Airlines)	77,626,601
331,565	E.ON AG(a) (Electric Utilities)	54,468,518
137,865	Hochtief AG(a) (Construction & Engineering)	15,979,391
1,969,071	Infineon Technologies AG* (Semiconductors & Semiconductor Equipment)	30,525,082
528,948	Muenchener Rueckversicherungs-Gesellschaft AG(a) (Insurance)	99,575,777
325,117	Siemens AG (Industrial Conglomerates)	42,874,226
591,065	ThyssenKrupp AG (Metals & Mining)	34,527,257
167,002	Volkswagen AG(a) (Automobiles)	25,345,986

		673,192,378

Hong Kong — 5.6%
371,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	2,536,664
6,560,500	Boc Hong Kong Holdings Ltd. (Commercial Banks)	15,630,652
6,052,000	Cathay Pacific Airways Ltd. (Airlines)	16,113,834
1,516,000	Cheung Kong (Holdings) Ltd. (Real Estate Management & Development)	19,617,075
628,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	2,225,334

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
2,687,500	CLP Holdings Ltd. (Electric Utilities)	$18,874,519
404,300	Esprit Holdings Ltd. (Specialty Retail)	4,970,123
1,434,000	Foxconn International Holdings Ltd.* (Communications Equipment)	4,468,362
5,576,000	Giordano International Ltd. (Specialty Retail)	2,565,805
129,700	Hang Seng Bank Ltd. (Commercial Banks)	1,804,790
2,291,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	15,825,168
2,506,500	Hong Kong Electric Holdings Ltd. (Electric Utilities)	12,939,774
1,592,500	Hong Kong Exchanges & Clearing Ltd. (Diversified Financial Services)	17,784,954
2,375,000	Hutchison Whampoa Ltd. (Industrial Conglomerates)	22,946,907
340,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	948,461
1,173,000	Kerry Properties Ltd. (Real Estate Management & Development)	7,203,706
384,500	Kingboard Chemical Holdings Ltd. (Electronic Equipment & Instruments)	1,727,535
1,944,000	Li & Fung Ltd. (Distributors)	6,508,795
2,317,000	New World Development Co. Ltd. (Real Estate Management & Development)	5,654,513
844,000	Orient Overseas International Ltd. (Marine)	8,459,809
837,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	9,722,927
2,472,000	Swire Pacific Ltd. (Real Estate Management & Development)	27,884,795
674,000	Television Broadcasts Ltd. (Media)	4,746,874
532,000	Texwinca Holdings Ltd. (Textiles, Apparel & Luxury Goods)	381,426
773,600	The Bank of East Asia Ltd. (Commercial Banks)	4,501,260
2,537,000	The Link REIT (Real Estate Investment Trusts (REITs))	5,899,362
3,809,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	15,401,195

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
370,500	Wing Hang Bank Ltd. (Commercial Banks)	$3,967,136
2,484,500	Yue Yuen Industrial (Holdings) Ltd. (Textiles, Apparel & Luxury Goods)	8,251,115

		269,562,870

Italy — 2.0%
709,812	Autogrill S.p.A.(a) (Hotels Restaurants & Leisure)	14,307,059
54,137	Banca Popolare di Milano Scarl (Commercial Banks)	811,884
20,177	Benetton Group S.p.A. (Textiles, Apparel & Luxury Goods)	339,526
1,992,066	Enel S.p.A. (Electric Utilities)	22,666,713
958,463	Eni S.p.A. (Oil, Gas & Consumable Fuels)	33,881,666
43,155	Fiat S.p.A.(a) (Automobiles)	1,236,234
545,129	Finmeccanica S.p.A. (Aerospace & Defense)	17,164,014
88,369	Italcementi S.p.A.(a) (Construction Materials)	2,870,683
772,968	Telecom Italia S.p.A (Diversified Telecommunication Services)	2,236,453

		95,514,232

Japan — 14.1%
1,182,000	AMADA Co. Ltd. (Machinery)	14,932,161
225,600	Aoyama Trading Co. Ltd. (Specialty Retail)	6,823,607
6,200	ARRK Corp. (Commercial Services & Supplies)	53,847
190,500	Asahi Breweries Ltd. (Beverages)	3,041,101
1,945,000	Asahi Kasei Corp. (Chemicals)	12,512,924
83,700	Autobacs Seven Co. Ltd. (Specialty Retail)	2,705,711
296,600	Canon Marketing Japan, Inc. (Distributors)	5,991,508
350,300	Canon, Inc. (Office Electronics)	20,606,816
657,000	Central Glass Co. Ltd.(a) (Building Products)	3,822,082
55,900	Coca-Cola West Holdings Co. Ltd. (Beverages)	1,179,948
101,300	CSK Holdings Corp.(a) (IT Services)	3,651,565
584,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	8,570,698
4,000	Dainippon Screen Mfg. Co. Ltd. (Electronic Equipment & Instruments)	30,016

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,152,000	Daiwa Securities Group, Inc. (Capital Markets)	$13,291,830
465,800	Elpida Memory, Inc.*(a) (Semiconductors & Semiconductor Equipment)	19,114,858
6,000	Fuji Soft, Inc. (Software)	140,169
627,000	FUJIFILM Holdings Corp. (Leisure Equipment & Products)	25,977,104
491,000	Fujikura Ltd. (Electrical Equipment)	3,395,316
56,000	Fukuoka Financial Group, Inc.* (Commercial Banks)	439,441
70,300	Glory Ltd. (Machinery)	1,435,720
1,034,000	Gunze Ltd. (Textiles, Apparel & Luxury Goods)	6,008,317
1,110,000	Hankyu Department Stores, Inc.(a) (Multiline Retail)	10,947,356
380,000	Hino Motors Ltd.(a) (Machinery)	2,148,314
10,000	Hitachi Cable Ltd. (Electrical Equipment)	59,443
1,292,000	Hitachi Ltd. (Electronic Equipment & Instruments)	9,514,131
99,900	Hokkaido Electric Power Co. Inc. (Electric Utilities)	2,379,805
1,113,500	Honda Motor Co. Ltd. (Automobiles)	39,276,802
224	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts (REITs))	998,323
20	Japan Real Estate Investment Corp.(a) (Real Estate Investment Trusts (REITs))	275,878
25	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts (REITs))	256,683
1,467	Japan Tobacco, Inc. (Tobacco)	7,649,460
285,000	Kamigumi Co. Ltd. (Transportation Infrastructure)	2,419,578
241,000	Kawasaki Kisen Kaisha Ltd. (Marine)	2,920,766
10,600	KOKUYO Co. Ltd.(a) (Commercial Services & Supplies)	122,619
174,000	Komori Corp. (Machinery)	4,138,860
117,500	Kyocera Corp. (Electronic Equipment & Instruments)	11,588,171
75,000	Kyowa Hakko Kogyo Co. Ltd. (Pharmaceuticals)	752,480
352,500	Leopalace21 Corp. (Real Estate Management & Development)	11,881,926
608,000	Matsushita Electric Industrial Co. Ltd. (Household Durables)	12,894,278

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
516,000	Matsushita Electric Works Ltd. (Electrical Equipment)	$6,471,527
2,300	Millea Holdings, Inc. (Insurance)	91,583
402,000	Mitsubishi Electric Corp. (Electrical Equipment)	3,678,456
663,000	Mitsubishi Heavy Industries Ltd. (Machinery)	4,028,622
1,130	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	13,010,462
1,349,000	Mitsui Chemicals, Inc. (Chemicals)	9,755,125
38,000	Mitsui O.S.K. Lines Ltd. (Marine)	521,482
155	Nippon Building Fund, Inc. (Real Estate Investment Trusts (REITs))	2,505,837
1,531,000	Nippon Express Co. Ltd. (Road & Rail)	9,155,969
38,000	Nippon Meat Packers, Inc. (Food Products)	460,743
3,220,000	Nippon Oil Corp. (Oil, Gas & Consumable Fuels)	27,360,009
8,181,000	Nippon Steel Corp. (Metals & Mining)	57,120,518
7,926	Nippon Telephone & Telegraph Corp. (Diversified Telecommunication Services)	37,230,543
301,000	Nisshin Steel Co. Ltd. (Metals & Mining)	1,237,043
432,800	Nomura Holdings, Inc. (Capital Markets)	8,881,647
20	Nomura Real Estate Office Fund, Inc. (Real Estate Investment Trusts (REITs))	249,799
187,400	Nomura Research Institute Ltd. (IT Services)	5,027,784
370,000	NSK Ltd.(a) (Machinery)	3,796,311
1,029	NTT Data Corp. (IT Services)	4,925,274
1,221,000	Obayashi Corp.(a) (Construction & Engineering)	6,810,971
51,970	ORIX Corp. (Consumer Finance)	13,983,109
237,100	Pioneer Corp.(a) (Household Durables)	3,382,376
3,046	Resona Holdings, Inc.(a) (Commercial Banks)	7,593,952
722,000	Ricoh Co. Ltd. (Office Electronics)	15,723,458
16,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	426,541
2,000	Sanwa Shutter Corp. (Building Products)	11,711
50	Sapporo Hokuyo Holdings, Inc. (Commercial Banks)	521,409
359,000	Seino Holdings Co. Ltd. (Road & Rail)	3,525,759

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
268,000	Sekisui Chemical Co. Ltd. (Household Durables)	$2,012,425
180,700	Shimachu Co. Ltd. (Specialty Retail)	4,591,740
112,000	Shinko Securities Co. Ltd. (Capital Markets)	570,066
3,558,000	Sompo Japan Insurance, Inc. (Insurance)	44,718,801
526,800	Sumitomo Electric Industries Ltd. (Electrical Equipment)	8,016,946
1,217	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	11,820,331
77,000	Suzuken Co. Ltd. (Health Care Providers & Services)	2,432,159
500	T&D Holdings, Inc. (Insurance)	33,889
104,000	Taisei Corp. (Construction & Engineering)	343,121
105,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,097,358
453,000	Tanabe Seiyaku Co. Ltd. (Pharmaceuticals)	5,836,746
8,900	TDK Corp. (Electronic Equipment & Instruments)	806,164
485,000	The Bank of Yokohama Ltd. (Commercial Banks)	3,626,750
774,000	The Nishi-Nippon City Bank Ltd. (Commercial Banks)	3,113,383
371,000	The Sumitomo Trust & Banking Co. Ltd. (Commercial Banks)	3,777,622
817,600	The Tokyo Electric Power Co., Inc. (Electric Utilities)	27,213,933
28,100	Tokyo Broadcasting System, Inc. (Media)	894,048
390,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	4,121,938
1,362,000	Toshiba Corp.(a) (Computers & Peripherals)	10,205,172
131,000	UNY Co. Ltd. (Food & Staples Retailing)	1,463,152
20,630	USS Co. Ltd. (Specialty Retail)	1,295,297
1,550	West Japan Railway Co. (Road & Rail)	7,212,783
267,200	Yamaha Corp. (Leisure Equipment & Products)	5,659,552

		678,301,008

Netherlands — 8.3%
1,180,665	ABN AMRO Holding NV (Commercial Banks)	56,593,322
3,164,984	Aegon NV (Insurance)	64,804,667
121,645	Akzo Nobel NV (Chemicals)	9,911,099
1,269,989	ASML Holding NV* (Semiconductors & Semiconductor Equipment)	32,788,842

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
104,576	Heineken NV (Beverages)	$6,091,544
2,560,742	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	43,453,847
641,729	Koninklijke (Royal) KPN NV (Household Durables)	27,225,108
333,314	Oce NV(a) (Office Electronics)	6,581,765
94,679	Rodamco Europe NV(a) (Real Estate Investment Trusts (REITs))	14,091,397
634,118	Royal Dutch Shell PLC Series B (Oil, Gas & Consumable Fuels)	23,584,134
3,582,400	Unilever NV(a) (Food Products)	106,806,525
138,131	Vedior NV (Commercial Services & Supplies)	4,099,063
32,508	Wereldhave NV (Real Estate Investment Trusts (REITs))	4,783,316

		400,814,629

Norway — 1.8%
541,350	Norsk Hydro ASA(a) (Oil, Gas & Consumable Fuels)	19,291,586
2,655,400	Orkla ASA(a) (Industrial Conglomerates)	46,861,592
330,100	Tandberg ASA(a) (Communications Equipment)	7,422,534
522,500	Yara International ASA(a) (Chemicals)	15,113,342

		88,689,054

Singapore — 1.5%
2,264,500	Allgreen Properties Ltd. (Real Estate Management & Development)	2,721,894
486,575	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts (REITs))	905,177
912,000	Capitaland Ltd. (Real Estate Management & Development)	4,939,788
165,000	CapitaMall Trust (Real Estate Investment Trusts (REITs))	443,851
133,200	Creative Technology Ltd. (Computers & Peripherals)	635,557
464,112	Cycle & Carriage Ltd. (Distributors)	4,265,697
350,000	DBS Group Holdings Ltd. (Commercial Banks)	5,564,902
53,500	Fraser and Neave Ltd. (Industrial Conglomerates)	202,863
29,000	Haw Par Corp. Ltd. (Industrial Conglomerates)	146,863

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
1,012,000	Keppel Corp. Ltd. (Industrial Conglomerates)	$7,318,922
207,000	Neptune Orient Lines Ltd. (Marine)	620,939
119,000	Noble Group Ltd. (Trading Companies & Distributors)	115,705
905,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	5,640,068
390,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,418,339
751,000	Singapore Airlines Ltd. (Airlines)	9,143,979
132,000	Singapore Exchange Ltd. (Diversified Financial Services)	663,494
594,000	Singapore Petroleum Co. Ltd. (Oil, Gas & Consumable Fuels)	2,052,656
2,558,780	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	5,997,227
1,729,000	Suntec Real Estate Investment Trust (Real Estate Investment Trusts (REITs))	2,282,863
732,000	United Overseas Bank Ltd. (Commercial Banks)	11,631,489
8,000	UOL Group Ltd. (Real Estate Management & Development)	27,206
79,000	Venture Corp. Ltd. (Electronic Equipment & Instruments)	794,123
319,000	Want Want Holdings Ltd. (Food Products)	752,529
2,096,000	Wing Tai Holdings Ltd. (Real Estate Management & Development)	4,812,295

		73,098,426

Spain — 2.0%
788,800	Banco Popular Espanol SA (Commercial Banks)	15,780,254
577,147	Banco Santander Central Hispano SA (Commercial Banks)	11,075,141
65,721	Endesa SA (Electric Utilities)	3,536,823
276,774	Gas Natural SDG SA (Gas Utilities)	16,308,074
405,179	Iberia Lineas Aereas de Espana SA (Airlines)	2,130,733
1,250,291	Repsol YPF SA (Oil, Gas & Consumable Fuels)	45,878,507

Shares	Description	Value
Common Stocks — (continued)
Spain — (continued)
47,934	Union Fenosa SA (Electric Utilities)	$2,824,315

		97,533,847

Sweden — 3.7%
16,700	Billerud (Paper & Forest Products)	254,540
112,700	Castellum AB (Real Estate Management & Development)	1,650,066
1,026,400	Electrolux AB Series B(a) (Household Durables)	25,827,287
2,116,000	Nordea Bank AB (Commercial Banks)	34,872,127
39,200	SAS AB* (Airlines)	872,525
262,200	Securitas AB Series B (Commercial Services & Supplies)	3,905,751
157,000	Skandinaviska Enskilda Banken AB (Commercial Banks)	5,162,746
124,300	Svenska Handelsbanken AB Series A (Commercial Banks)	3,665,089
2,515,000	Telefonaktiebolaget LM Ericsson Series B (Communications Equipment)	9,543,065
6,144,000	TeliaSonera AB(a) (Diversified Telecommunication Services)	45,485,220
78,000	Trelleborg AB Series B (Machinery)	2,480,867
220,500	Volvo AB(a) (Machinery)	4,702,853
1,941,500	Volvo AB Series B (Machinery)	40,781,915
17,100	Wihlborgs Fastigheter AB (Real Estate Management & Development)	368,245

		179,572,296

Switzerland — 11.3%
275,548	Adecco SA(a) (Commercial Services & Supplies)	20,097,838
264,578	Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)	16,289,161
689,836	Credit Suisse Group (Capital Markets)	52,437,239
85,970	Geberit AG (Building Products)	15,023,904
7,874	Givaudan SA (Chemicals)	7,487,550
152,649	Kudelski SA(a) (Electronic Equipment & Instruments)	5,936,020
260,401	Nestle SA (Food Products)	101,431,570
16,835	PSP Swiss Property AG* (Real Estate Management & Development)	1,000,684

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
624,217	Roche Holding AG (Pharmaceuticals)	$114,533,607
60,912	Swatch Group AG-Br (Textiles, Apparel & Luxury Goods)	17,458,831
63,534	Swatch Group AG-Reg (Textiles, Apparel & Luxury Goods)	3,683,374
112,383	Swiss Re(a) (Insurance)	10,700,036
45,486	Swisscom AG (Diversified Telecommunication Services)	16,017,433
756,130	UBS AG(a) (Capital Markets)	49,345,336
379,837	Zurich Financial Services AG (Insurance)	116,250,049

		547,692,632

United Kingdom — 10.5%
1,376,175	3i Group PLC (Capital Markets)	33,077,590
777,901	AstraZeneca PLC (Pharmaceuticals)	41,361,003
2,407,451	BHP Billiton PLC (Metals & Mining)	58,730,125
379,657	BP PLC ADR (Oil, Gas & Consumable Fuels)	25,440,816
1,308,108	British Airways PLC* (Airlines)	12,179,797
574,105	Centrica PLC (Multi-Utilities)	4,356,551
2,507,107	Compass Group PLC (Hotels Restaurants & Leisure)	18,710,983
193,977	Cookson Group PLC (Industrial Conglomerates)	2,750,890
604,315	Daily Mail and General Trust (Media)	10,086,380
146,230	Enterprise Inns PLC (Hotels Restaurants & Leisure)	2,137,413
48,374	George Wimpey PLC (Household Durables)	601,860
378,667	HBOS PLC (Commercial Banks)	8,147,213
953,190	Home Retail Group (Internet & Catalog Retail)	8,895,744
26,778	IMI PLC (Machinery)	320,281
448,404	Next PLC (Multiline Retail)	19,617,493
18,550	Novo-Nordisk A/S (Pharmaceuticals)	1,953,584
5,129,472	Royal & Sun Alliance Insurance Group PLC (Insurance)	16,079,144
7,788,807	Royal Bank of Scotland Group PLC (Commercial Banks)	96,757,179
117,017	Royal Dutch Shell PLC ADR (Oil, Gas & Consumable Fuels)	8,858,187

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
298,450	Royal Dutch Shell PLC Series B (Oil, Gas & Consumable Fuels)	$11,265,069
118,587	Scottish and Southern Energy PLC (Electric Utilities)	3,575,071
1,737,178	Signet Group PLC (Specialty Retail)	3,902,117
65,604	Taylor Woodrow PLC (Household Durables)	594,200
750,078	Tesco PLC (Food & Staples Retailing)	6,814,654
2,345	The Berkeley Group Holdings PLC* (Household Durables)	87,886
65,541	The Davis Service Group PLC (Commercial Services & Supplies)	846,002
39,390	Travis Perkins PLC (Trading Companies & Distributors)	1,616,641
2,310,069	Unilever PLC (Food Products)	71,212,435
1,123,949	Vodafone Group PLC ADR(a) (Wireless Telecommunication Services)	35,325,717

		505,302,025

TOTAL COMMON STOCKS		$4,575,861,080

Preferred Stocks — 0.4%
Austria* — 0.0%
15,806	Meinl European Land Ltd. (Real Estate Management & Development)	$451,255

Germany — 0.4%
205,960	Volkswagen AG (Automobiles)	20,284,094

TOTAL PREFERRED STOCKS		$20,735,349

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.5%
State Street Bank & Trust Euro — Time Deposit
$123,114,000	4.850%	06/01/07	$123,114,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$4,719,710,429

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Interest Rate	Value
Securities Lending Collateral — 16.1%
Boston Global Investment Trust — Enhanced Portfolio
775,113,900	5.273%	$775,113,900

TOTAL INVESTMENTS — 113.9%		$5,494,824,329

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.9)%		(671,008,717)

NET ASSETS — 100.0%		$4,823,815,612

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR —American Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications†
Aerospace & Defense	0.4%
Airlines	3.2
Auto Components	0.3
Automobiles	2.0
Beverages	0.6
Biotechnology	0.2
Building Products	0.6
Capital Markets	5.9
Chemicals	3.9
Commercial Banks	9.4
Commercial Services & Supplies	1.0
Communications Equipment	0.4
Computers & Peripherals	0.2
Construction & Engineering	0.5
Construction Materials	0.1
Consumer Finance	0.3
Distributors	0.4
Diversified Financial Services	1.9
Diversified Telecommunication Services	3.2
Electric Utilities	3.1
Electrical Equipment	1.2
Electronic Equipment & Instruments	0.6
Food & Staples Retailing	1.0
Food Products	5.8
Gas Utilities	0.3
Health Care Equipment & Supplies	0.1
Health Care Providers & Services	0.2
Health Care Technology	0.1
Hotels Restaurants & Leisure	1.4
Household Durables	1.5
Industrial Conglomerates	2.6
Insurance	8.1
Internet & Catalog Retail	0.2
IT Services	1.6
Leisure Equipment & Products	0.7
Machinery	1.6
Marine	0.3
Media	3.2
Metals & Mining	4.8
Multiline Retail	0.9
Multi-Utilities	0.1
Office Electronics	0.9
Oil, Gas & Consumable Fuels	6.2
Personal Products	0.2
Pharmaceuticals	5.0
Real Estate Investment Trusts (REITS)	1.1
Real Estate Management & Development	2.8
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	1.8
Short-term Investments*	18.6
Software	0.1
Specialty Retail	0.6
Textiles, Apparel & Luxury Goods	1.1
Tobacco	0.2
Transportation Infrastructure	0.2
Wireless Telecommunications Services	0.8

TOTAL INVESTMENTS	113.9%

†Industry concentrations greater than one-tenth of one percent are disclosed.
*Short-term investments include short-term obligations and securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2007, the following futures contracts were open:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

FTSE 100 Index	279	June 2007	$36,511,282	$183,593
SPI 200 Index	89	June 2007	11,666,144	20,013
Dow Jones Euro Stoxx 50 Index	804	June 2007	48,811,786	1,033,585
TOPIX Index	239	June 2007	34,524,404	715,694

TOTAL			$131,513,616	$1,952,885

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,771,122,653

Gross unrealized gain	745,313,365
Gross unrealized loss	(21,611,689)

Net unrealized security gain	$723,701,676

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investments in securities traded on foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses.

     The use of futures contracts involves, to varying degrees, elements of market risk and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

Segregation Transactions — Certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

GOLDMAN SACHS STRUCTURED EQUITY FUNDS

Schedule of Investments

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2007, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Structured Large Cap Value	$32,200,000

Structured Large Cap Growth	62,100,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.32%	06/01/07	$1,500,221,667

Barclays Capital PLC	1,350,000,000	5.32	06/01/07	1,350,199,500

Citigroup Global Markets, Inc.	1,500,000,000	5.31	06/01/07	1,500,221,250

Credit Suisse Securities (USA) LLC	500,000,000	5.31	06/01/07	500,073,750

Deutsche Bank Securities, Inc.	1,000,000,000	5.31	06/01/07	1,000,147,500

Greenwich Capital Markets	500,000,000	5.32	06/01/07	500,073,889

Merrill Lynch	750,000,000	5.31	06/01/07	750,110,625

UBS Securities LLC	500,000,000	5.31	06/01/07	500,073,750

Wachovia Capital Markets	250,000,000	5.31	06/01/07	250,036,875

TOTAL	$7,850,000,000			$7,851,158,806

At May 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 0.000% to 11.000%, due 02/01/08 to 06/01/37, Federal National Mortgage Association, 0.000% to 10.500%, due 06/01/07 to 05/01/47 and Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $8,032,004,959.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date: July 30, 2007

* Print the name and title of each signing officer under his or her signature.